Property, Plant and Equipment	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment
Property, Plant and Equipment

10.Property, Plant and Equipment

During the six month period ended June 30, 2024, the Group acquired assets with a cost of €24,773 thousand (June 30, 2023: €11,476 thousand):

In € thousand	June 30, 2024	December 31, 2023
Right to land and buildings and leasehold improvements	18,176	16,163
Vehicles	52	65
Technical equipment and machinery	36,224	25,903
Office and other equipment	4,592	3,304
Assets under construction	22,444	18,556
Carrying amount	81,488	63,991

No indicators of impairment were identified which would have required items of property, plant and equipment to be tested for impairment in the six month periods ended June 30, 2024 and 2023.